SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Dividends) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hertz Global Holdings
Condensed Financial Statements, Captions [Line Items]
Dividends	$ 0	$ 0	$ 0
The Hertz Corporation
Condensed Financial Statements, Captions [Line Items]
Dividends	$ 0	$ 0	$ 0